Events after the balance sheet date - Summary of exercising option to redeem outstanding principal amount (Detail) - Event After Reporting Date [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
3.650% Notes due 2026
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Feb. 09, 2022
Issuer	ABIFI
Title of series of notes issued redeemed	3.650% Notes due 2026
Currency	USD
Original principal amount outstanding	$ 1,633
Principal amount redeemed	$ 1,633
4.915% Notes due 2046
Disclosure Of Exercising Option To Redeem Outstanding Principal Amount [Line Items]
Date of redemption	Mar. 01, 2022
Issuer	ABIFI
Title of series of notes issued redeemed	4.915% Notes due 2046
Currency	USD
Original principal amount outstanding	$ 1,470
Principal amount redeemed	$ 1,470